Related Party Transactions and Balances	6 Months Ended
Jan. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Party Transactions and Balances

10. Related Party Transactions and Balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making operating and financial decisions. This would include the Company’s senior management, who are considered to be key management personnel by the Company. Parties are also related if they are subject to common control or significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

As of January 31, 2022, included in accounts payable and accrued liabilities are amounts owing to a company controlled by an officer in the amount of $21,667 (July 31, 2021 - $6,283) for consulting fees; and amounts owing to directors of $53,752 (July 31, 2021 - $42,247) for directors fees.

During the three and six months period ended January 31, 2022 and 2021, the Company incurred the following expenses charged by directors and key management personnel or companies controlled by these individuals:

	Three month period ended January 31,		Six month period ended January 31,
	2022	2021 Restated (Note 2)	2022	2021 Restated (Note 2)

a) Paid or accrued professional fees to a company controlled by an officer of the Company	$79,121	$8,547	$98,294	$17,094
b) Paid or accrued consulting fees to companies controlled by individual directors.	$16,460	$7,786	$37,672	$15,926
c) Paid or accrued wages and consulting fees to directors	$243,297	$91,489	$455,405	$200,936
d) Share based compensation to directors and officers	$1,045,957	$-	$1,045,957	$-